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August 1, 2005

H. Roger Schwall, Esq.

Assistant Director

Office of Natural Resources

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549-0405

United States of America

Re:                               Buhrmann US Inc.

                                                Registration Statement on Form F-4; Filing No. 333-123952

Dear Mr. Schwall:

We are writing on behalf of Buhrmann US Inc., a company organized under the laws of Delaware (the “Company”), and its parent entity, Buhrmann NV, a foreign private issuer organized under the laws of The Netherlands (the “Parent”) in connection with the revised registration statement on Form F-4 (the “Registration Statement”) relating to the offering of $150,000,000 aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2015 (the “Exchange Notes”) of the Company, and the related guarantees thereof by the Parent and the other co-registrant guarantors listed in the Registration Statement.

The Registration Statement, as revised, contains revisions in response to the Comments discussed orally with the Staff in telephone conversation on July 28 and 29, 2005.

Concurrently with this filing we have separately provided the Staff with ten courtesy copies of the Registration Statement.  Three copies of the Registration Statement have been marked to show changes from the amended registration statement on Form F-4 filed with the Commission on July 19, 2005.

The principal place of business of this partnership is the address set forth above where a list of partners' names may be inspected. This partnership is regulated by the Law Society.  Also listed above are the offices of partnerships affiliated with this partnership.

*****

Please address any additional comments to the undersigned via facsimile at (011) 44-207-374-4460.  If you have any questions regarding the foregoing, please do not hesitate to contact me at (011) 44-207-710-1014, John Huber at (202) 637-2242 or David Hong at (212) 906-1634.

Respectfully submitted,

/s/ Alexander F. Cohen
Alexander F. Cohen
of LATHAM & WATKINS

cc:           Paul Dudek, Chief, Office of International Corporate Finance

                Mellissa Campbell Duru, Division of Corporation Finance

                Karl Hiller, Chief, Accounting Branch

                Jonathan Duersch, Accounting Branch